Schedule of investments
Delaware Growth Equity Fund
December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.93%♦
Communication Services — 6.46%
Alphabet Class A †	11,800	$20,681,152
Facebook Class A †	72,460	19,793,174
		40,474,326
Consumer Discretionary — 16.71%
Amazon.com †	7,950	25,892,593
AutoZone †	10,240	12,138,906
Deckers Outdoor †	74,050	21,236,059
Lowe's	87,560	14,054,256
Target	94,091	16,609,884
Tempur Sealy International †	550,600	14,866,200
		104,797,898
Consumer Staples — 4.89%
Procter & Gamble	85,092	11,839,701
TreeHouse Foods †	151,500	6,437,235
Walmart	86,102	12,411,603
		30,688,539
Financials — 6.63%
Allstate	129,330	14,217,247
Ameriprise Financial	71,720	13,937,347
JPMorgan Chase & Co.	105,570	13,414,780
		41,569,374
Healthcare — 13.18%
AbbVie	122,180	13,091,587
Eli Lilly and Co.	105,262	17,772,436
Hologic †	219,580	15,992,012
Horizon Therapeutics †	178,960	13,090,924
Merck & Co.	124,410	10,176,738
Thermo Fisher Scientific	26,830	12,496,877
		82,620,574
Industrials — 9.92%
Dover	118,880	15,008,600
EMCOR Group	140,900	12,886,714
Parker-Hannifin	72,800	19,831,448
Rockwell Automation	57,740	14,481,769
		62,208,531
Materials — 1.14%
International Paper	143,730	7,146,256
		7,146,256
Technology — 40.00%
Adobe †	42,900	21,455,148
Apple	273,878	36,340,872
Arrow Electronics †	119,690	11,645,837
Cadence Design Systems †	218,920	29,867,255
EPAM Systems †	55,663	19,946,836
Fortinet †	118,840	17,651,305
	Number of shares	Value (US $)
Common Stock♦ (continued)
Technology (continued)
II-VI †	204,970	$15,569,521
Microsoft	122,240	27,188,621
NVIDIA	34,540	18,036,788
PayPal Holdings †	127,190	29,787,898
Zebra Technologies Class A †	60,557	23,273,872
		250,763,953
Total Common Stock (cost $381,207,385)		620,269,451

Short-Term Investments — 1.19%
Money Market Mutual Funds — 1.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,861,360	1,861,360
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,861,362	1,861,362
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,861,362	1,861,362
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,861,362	1,861,362
Total Short-Term Investments (cost $7,445,446)		7,445,446

Total Value of Securities—100.12% (cost $388,652,831)		627,714,897
Liabilities Net of Receivables and Other Assets—(0.12%)		(760,193)
Net Assets Applicable to 44,077,706 Shares Outstanding—100.00%		$626,954,704
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

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